Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Background and Basis of Presentation

Background and Basis of Presentation

Halyard Health, Inc. is a global business which seeks to advance health and healthcare by preventing infection, eliminating pain and speeding recovery. Our products and solutions are designed to address some of today’s most important healthcare needs, namely, preventing infections and reducing the use of narcotics while helping patients move from surgery to recovery. We market and support the efficacy, safety and economic benefit of our products with a significant body of clinical evidence. We operate in two business segments: Surgical and Infection Prevention (“S&IP”) and Medical Devices.

References to “Halyard,” “we,” “our” and “us” refer to Halyard Health, Inc. References to “Kimberly-Clark” mean Kimberly-Clark Corporation, a Delaware corporation, and its subsidiaries, other than Halyard, unless the context otherwise requires.

In November 2013, Kimberly-Clark announced its intention to evaluate a potential tax-free spin-off of its health care business (the “Spin-off”). Halyard Health, Inc. was incorporated in Delaware in February 2014 for the purpose of holding the health care business following the separation. The Spin-off was completed on October 31, 2014 and Kimberly-Clark’s health care business became Halyard Health, Inc.

The condensed consolidated financial statements for the three months ended March 31, 2015 represent our financial position, results of operations and cash flows as an independent publicly-traded company. The condensed combined financial statements for the three months ended March 31, 2014 represent the results of operations and cash flows of Kimberly-Clark’s health care business.

Interim Financial Statements

We prepared the accompanying condensed consolidated financial statements according to accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the instructions to the Quarterly Report on Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. Accordingly, the condensed consolidated financial statements in this Quarterly Report on Form 10-Q should be read in conjunction with our Annual Report on Form 10-K for the year ended December 31, 2014. Our unaudited interim condensed consolidated financial statements contain all material adjustments which are of a normal and recurring nature necessary to fairly state our financial condition, results of operations and cash flows for the periods presented. Certain prior period amounts have been conformed to current presentation.

Background and Basis of Presentation

Halyard Health, Inc. is a global business which seeks to advance health and healthcare by preventing infection, eliminating pain and speeding recovery. We have two business segments: Surgical and Infection Prevention (“S&IP”) and Medical Devices. Our products and solutions are designed to address some of today’s most important healthcare needs, namely, preventing infections and reducing the use of narcotics while helping patients move from surgery to recovery. We market and support the efficacy, safety and economic benefit of our products with a significant body of clinical evidence.

References to “Halyard,” “we,” “our” and “us” refer to Halyard Health, Inc. and its consolidated subsidiaries, and references to “Kimberly-Clark” mean Kimberly-Clark Corporation, a Delaware corporation, and its subsidiaries, unless the context otherwise requires.

In November 2013, Kimberly-Clark announced its intention to evaluate a potential tax-free spin-off of its health care business (the “Spin-off”). Halyard Health, Inc. was incorporated in Delaware on February 25, 2014 for the purpose of holding the health care business following the separation. The Spin-off was completed on October 31, 2014 and Kimberly-Clark’s health care business became Halyard Health, Inc. See Note 2, “Separation from Kimberly-Clark” for further discussion.

The consolidated and combined financial statements represent the global operations of Halyard and its subsidiaries as an independent publicly-traded company beginning on November 1, 2014, and a combined reporting entity comprising the financial position, results of operations and cash flows of Kimberly-Clark’s health care business prior to November 1, 2014. The consolidated and combined financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been conformed to current presentation.

Our consolidated and combined financial statements include certain expenses prior to the Spin-off which Kimberly-Clark allocated to us. These expenses were charged to us on the basis of direct usage when identifiable, with the remainder allocated on the relative percentage of net sales or headcount. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not be indicative of the actual expenses we would have incurred as a separate, stand-alone public company or of the costs we will incur in the future. The total amount of these allocations from Kimberly-Clark was approximately $74 million through the Spin-off date in 2014 and $95 million in 2013 and 2012. See Note 18, “Related Party Transactions,” for additional information. Following the Spin-off, we expect Kimberly-Clark will continue to provide many of these services on a transitional basis for a fee. See Note 2, “Separation from Kimberly-Clark.”

Kimberly-Clark maintains a number of benefit and stock-based compensation programs at a corporate level. Our employees participated in those programs prior to the Spin-off, and as such, we were charged a portion of the expenses associated with these programs. However, our consolidated and combined balance sheet does not include any Kimberly-Clark net benefit plan obligations or Kimberly-Clark equity related to the stock-based compensation programs. Any benefit plan net liabilities that are our direct obligation, such as certain pension and post-retirement plans, are reflected in our consolidated and combined balance sheet as well as within our operating expenses. See Note 13, “Stock-Based Compensation,” and Note 11, “Employee Defined Benefit Plans,” for further description of these stock-based compensation and defined benefit programs.

Kimberly-Clark’s net investment balance represents the cumulative net investment in us by Kimberly-Clark through the Spin-off date, including any prior net income or loss and allocations or other transactions with Kimberly-Clark. Prior to the Spin-off, current domestic income tax liabilities were deemed to be remitted in cash to Kimberly-Clark in the period the related income tax expense was recorded.

Prior to the Spin-off, Kimberly-Clark provided financing, cash management and other treasury services to us. In North America, our cash balances were swept daily by Kimberly-Clark, and we received funding from Kimberly-Clark for most of our investing and financing cash needs. Prior to the Spin-off, cash transferred to and from Kimberly-Clark was recorded as intercompany receivables and payables. Those intercompany receivables and payables with Kimberly-Clark are reflected within Kimberly-Clark’s net investment in the accompanying consolidated and combined financial statements.

Principles of Combination

Principles of Combination

The consolidated and combined financial statements include our net assets and results of our operations as described above. All intercompany transactions and accounts after the Spin-off within our consolidated and combined businesses have been eliminated. Prior to the Spin-off, the consolidated and combined financial statements were prepared on a stand-alone basis derived from Kimberly-Clark’s consolidated financial statements and accounting records.

Prior to the Spin-off, all intercompany transactions between Kimberly-Clark and us have been included in the combined financial statements prior to the Spin-off. Intercompany transactions with Kimberly-Clark or its affiliates are reflected in the combined statement of cash flow as the change in Kimberly-Clark’s net investment within financing activities and in the consolidated combined balance sheet within Kimberly-Clark’s net investment prior to the Spin-off.

Use of Estimates

Use of Estimates

Preparation of our condensed consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of net sales and expenses during the reporting periods. Estimates are used in accounting for, among other things, distributor rebate accruals, future cash flows associated with impairment testing for goodwill and long-lived assets, loss contingencies, and deferred tax assets and potential income tax assessments. Actual results could differ from these estimates, and the effect of the change could be material to our financial statements. Changes in these estimates are recorded when known.

As described in our Annual Report on Form 10-K, we completed the required annual testing of goodwill for impairment for all reporting units using the beginning of the third quarter of 2014 as the measurement date and our analysis indicated that we had no impairment of goodwill. During the three months ended March 31, 2015, we determined that there were no conditions or changes that would indicate that our goodwill may be impaired.

Use of Estimates

We prepare our consolidated and combined financial statements in accordance with GAAP, which requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of net sales and expenses during the reporting periods. Estimates are used in accounting for, among other things, distributor rebate accruals, future cash flows associated with impairment testing for goodwill and long-lived assets, loss contingencies, and deferred tax assets and potential income tax assessments. Actual results could differ from these estimates, and the effect of the change could be material to our financial statements. Changes in these estimates are recorded when known.

Cash Equivalents		Cash Equivalents Cash equivalents are short-term investments with an original maturity date of three months or less.
Inventories and Distribution Costs

Inventories and Distribution Costs

For financial reporting purposes, most U.S. inventories are valued at the lower of cost, using the Last-In, First-Out (“LIFO”) method, or market. The balance of the U.S. and non-U.S. inventories are valued at the lower of cost (determined on the First-In, First-Out (“FIFO”) or weighted-average cost methods) or market. Distribution costs are classified as cost of products sold.

Property, Plant and Equipment and Depreciation

Property, Plant and Equipment and Depreciation

For financial reporting purposes, property, plant and equipment are stated at cost and depreciated on the straight-line method. Buildings are depreciated over their estimated useful lives, primarily 40 years. Machinery and equipment are depreciated over their estimated useful lives, primarily ranging from 16 to 20 years. Leasehold improvements are depreciated over the assets’ estimated useful lives, or the remaining lease term, whichever is shorter. Purchases of computer software, including external costs and certain internal costs (including payroll and payroll-related costs of employees) directly associated with developing significant computer software applications for internal use, are capitalized. Computer software costs are amortized on the straight-line method over the estimated useful life of the software, which is generally three to five years. Depreciation expense is recorded in cost of products sold, research and development and selling and general expenses.

Estimated useful lives are periodically reviewed, and when warranted, changes are made to them. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss would be indicated when estimated undiscounted future cash flows from the use and eventual disposition of an asset group, which are identifiable and largely independent of the cash flows of other asset groups, are less than the carrying amount of the asset group. Measurement of an impairment loss would be based on the excess of the carrying amount of the asset group over its fair value. Fair value is measured using discounted cash flows or independent appraisals, as appropriate. When property is sold or retired, the cost of the property and the related accumulated depreciation are removed from the consolidated and combined balance sheet and any gain or loss on the transaction is included in income.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is tested for impairment annually and whenever events and circumstances indicate that impairment may have occurred. For 2014, we completed the required annual testing of goodwill for impairment for all reporting units using the beginning of the third quarter of 2014 as the measurement date. The fair value for all reporting units was in excess of the book value. The fair value of our Medical Devices unit exceeded the carrying value of its net assets by 76%; the fair value of our S&IP unit exceeded the carrying value of its net assets by 6% primarily because of the incremental corporate and ongoing costs that we will incur as a stand-alone public company.

The evaluation of goodwill involves comparing the current fair value of each reporting unit to its carrying value, including goodwill. We considered the market approach and used a discounted cash flow model to estimate the current fair value of our reporting units. The fair value determination utilized key assumptions regarding the growth of the business and stand-alone public company corporate and ongoing costs, each of which required significant management judgment, including estimated future sales volumes, selling prices and costs, changes in working capital and investments in property and equipment. These assumptions and estimates were based upon our historical experience and projections of future activity. In addition, the selection of the discount rate used to determine fair value was based upon current market rates and our current cost of financing. There can be no assurance that the assumptions and estimates made for purposes of the annual goodwill impairment test will prove to be accurate. Volatility in the equity and debt markets, or increases in interest rates, could result in a higher discount rate. Changes in sales volumes, selling prices and costs of goods sold, additional stand-alone public company costs, and increases in interest rates could cause changes in our forecasted cash flows. Unfavorable changes in any of the factors described above could result in a goodwill impairment charge in the future.

Intangible assets with finite lives are amortized over their estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Estimated useful lives range from 7 to 30 years for trademarks, 7 to 17 years for patents and acquired technologies, and 2 to 16 years for other intangible assets. An impairment loss would be indicated when estimated undiscounted future cash flows from the use of the asset are less than its carrying amount. An impairment loss would be measured as the difference between the fair value (based on discounted future cash flows) and the carrying amount of the asset.

Acquired in-process research and development (“IPR&D”) is an indefinite-lived intangible asset until the research and development project is complete. IPR&D is measured at fair value upon acquisition and reviewed for impairment annually, or whenever events or circumstances indicate that impairment may have occurred. IPR&D is written off entirely if the project is abandoned. Upon project completion, IPR&D costs are amortized over an estimated useful life, which is generally 10 to 15 years. For 2014 we have completed the required annual testing for impairment and found no indications of impairment.

Revenue Recognition and Accounts Receivable

Revenue Recognition and Accounts Receivable

Sales revenue is recognized at the time of product shipment or delivery, depending on when title passes, to unaffiliated customers, and when all of the following have occurred: a firm sales agreement is in place, pricing is fixed or determinable, and collection is reasonably assured. Sales are reported net of returns, rebates and freight allowed. Distributor rebates are estimated based on the historical cost difference between list prices and average end user contract prices and the quantity of products expected to be sold to specific end users. We maintain liabilities at the end of each period for the estimated rebate costs incurred but unpaid for these programs. Differences between estimated and actual rebate costs are normally not material and are recognized in earnings in the period such differences are determined. Taxes imposed by governmental authorities on our revenue-producing activities with customers, such as sales taxes and value-added taxes, are excluded from net sales.

Net sales to one customer accounted for 19%, 19% and 21%, respectively, of net sales in 2014, 2013 and 2012. No other customer accounted for more than 10% of net sales in any of the periods presented herein. As of December 31, 2014 and 2013, we had three and two customers, respectively, who individually accounted for more than 10% of our consolidated and combined accounts receivable balance.

Upon the Spin-off, Kimberly-Clark retained outstanding accounts receivable (See Note 2, “Separation from Kimberly-Clark”). The allowances for doubtful accounts and sales discounts was $1 million as of each year ended December 31, 2014 and 2013, respectively. The provision for doubtful accounts was not material for the years ended December 31, 2014, 2013 and 2012.

Related Party Sales

Related Party Sales

Prior to the Spin-off, sales to other Kimberly-Clark subsidiaries and affiliates of supplies and other finished products have been reflected as related party sales in our combined financial statements. These sales have historically been transacted under cost-plus pricing arrangements, which is consistent with Kimberly-Clark’s global transfer pricing policies. We entered into manufacturing and supply agreements with Kimberly-Clark prior to the Spin-off pursuant to which we or Kimberly-Clark, as the case may be, manufacture, label and package products for the other party. The manufacturing and supply agreements replaced our historical intercompany arrangements and reflect new pricing. Following the Spin-off, such sales are reflected as third party sales.

Foreign Currency Translation

Foreign Currency Translation

The income statements of foreign operations are translated into U.S. dollars at rates of exchange in effect each month. Prior to the Spin-off, the balance sheets of these operations are translated at period-end exchange rates, and the differences from historical exchange rates are reflected in invested equity as unrealized translation adjustments. Following the Spin-off, the differences from historical exchange rates are reflected as unrealized translation adjustments in other comprehensive income.

Derivative Instruments and Hedging

Derivative Instruments and Hedging

All derivative instruments are recorded as assets or liabilities on the balance sheet at fair value. Changes in the fair value of derivatives are either recorded in the income statement or other comprehensive income, as appropriate. The effective portion of the gain or loss on derivatives designated as cash flow hedges is included in other comprehensive income in the period that changes in fair value occur, and is reclassified to income in the same period that the hedged item affects income. Any ineffective portion of cash flow hedges is immediately recognized in income. Certain foreign-currency derivative instruments not designated as hedging instruments have been entered into to manage a portion of our foreign currency transactional exposures. The gain or loss on these derivatives is included in income in the period that changes in their fair values occur. Our policies allow the use of derivatives for risk management purposes and prohibit their use for speculation. Our policies also prohibit the use of any leveraged derivative instrument. Consistent with our policies, foreign currency derivative instruments are entered into with major financial institutions. At inception we formally designate certain derivatives as cash flow hedges and establish how the effectiveness of these hedges will be assessed and measured. This process links the derivatives to the transactions they are hedging. See Note 15, “Objectives and Strategies for Using Derivatives,” for disclosures about derivative instruments and hedging activities.

Research and Development		Research and Development Research and development expenses are expensed as incurred. Research and development expenses include any impairment for acquired IPR&D.
Stock-Based Compensation

Stock-Based Compensation

Prior to the Spin-off, our employees participated in Kimberly-Clark’s stock-based compensation plans. Stock-based compensation expense was charged to us based on the awards and terms previously granted to our employees. Subsequent to the Spin-off, we have a stock-based Equity Participation Plan and an Outside Directors’ Compensation Plan, under which we can grant stock options, restricted shares and restricted share units to employees and outside directors. Stock-based compensation is initially measured at the fair value of the awards on the grant date and is recognized in the financial statements over the period the employees are required to provide services in exchange for the awards. The fair value of option awards is measured on the grant date using a Black-Scholes option-pricing model. The fair value of performance-based restricted share awards is based on the Kimberly-Clark or Halyard stock price at the grant date and the assessed probability of meeting future performance targets. See Note 13, “Stock-Based Compensation.”

Income Taxes

Income Taxes

Prior to the Spin-off, our income taxes were calculated on a separate tax return basis, although operations have been included in Kimberly-Clark’s U.S. federal, state and foreign tax returns. Our income tax results as presented were not necessarily indicative of future performance and did not necessarily reflect the results that we would have generated as an independent publicly traded company for the periods presented.

Following the Spin-off, we account for income taxes under the asset and liability method of accounting, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Under this method, changes in tax rates and laws are recognized in income in the period such changes are enacted. The provision for federal, state, and foreign income taxes is calculated on income before income taxes based on current tax law and includes the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provision differs from the amounts currently payable because certain items of income and expense are recognized in different reporting periods for financial reporting purposes than for income tax purposes. Recording the provision for income taxes requires management to make significant judgments and estimates for matters whose ultimate resolution may not become known until the final resolution of an examination by the Internal Revenue Service (IRS) or state and foreign agencies. If it is more likely than not that some portion, or all, of a deferred tax asset will not be realized, a valuation allowance is recognized.

Recording liabilities for uncertain tax positions involves significant judgment in evaluating our tax positions and developing the best estimate of the taxes ultimately expected to be paid. We include any related tax penalties and interest in income tax expense.

Employee Defined Benefit Plans

Employee Defined Benefit Plans

We recognize the funded status of our defined benefit and post-retirement plans as an asset or a liability on our balance sheet. Actuarial gains or losses are a component of our other comprehensive income, which is then included in our accumulated other comprehensive income. Pension and post-retirement benefit expenses are recognized over the period in which the employee renders service and becomes eligible to receive benefits. We make significant assumptions (including the discount rate, expected rate of return on plan assets and health care trend rates) in computing the pension and post-retirement benefits expense and obligations.

New Accounting Standards

New Accounting Standards

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03,Simplifying the Presentation of Debt Issuance Costs. This ASU addresses the different balance sheet presentation requirements for debt issuance costs, discounts and premiums under the FASB Accounting Standards Codification (“ASC”) Subtopic 835-30, Interest - Imputation of Interest. Currently, GAAP recognizes debt issuance costs as a deferred charge (i.e., an asset), which conflicts with FASB Concepts Statement No. 6, Elements of Financial Statements, which says that debt issuance costs are similar to debt discounts and reduce the proceeds of borrowing, thereby increasing the effective interest rate. Accordingly, ASU No. 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This ASU will become effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption will be permitted for financial statements that have not been previously issued. Application of this ASU will result in the reclassification of our debt issuance costs of approximately $10 million as of each quarter ended March 31, 2016 and December 31, 2015 from other assets to long-term debt.

In January 2015, the FASB issued ASU No. 2015-01, Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. ASU No. 2015-01 eliminates ASC Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, which, until now, required that an entity separately classify, present, and disclose transactions and events that were determined to be both unusual and infrequent as extraordinary items. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments (i) prospectively or (ii) retrospectively to all prior periods presented in the financial statements. The application of this ASU is not expected to have a material effect on our financial position, results of operations and cash flows.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which will require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. In connection with each annual and interim period, management will assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the issuance date. Substantial doubt exists if it is probable that the entity will be unable to meet its obligations within one year after the issuance date. The new standard defines substantial doubt and provides example indicators. Disclosures will be required if conditions give rise to substantial doubt. However, management will need to assess if its plans will alleviate substantial doubt to determine the specific disclosures. This ASU will become effective for annual periods ending after December 15, 2016. Earlier application is permitted. The application of this ASU is not expected to have a material effect on our financial position, results of operations and cash flows.

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, which provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and will supersede most current revenue recognition guidance. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2017. Adoption prior to interim periods beginning after December 15, 2016 is not permitted. The guidance permits two implementation approaches, one requiring retrospective application of the new ASU with restatement of prior years and one requiring prospective application of the new ASU with disclosure of results under old standards. The effects of this ASU on our financial position, results of operations and cash flows are not yet known.

Recent Pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern, which will require management to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. In connection with each annual and interim period, management will assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the issuance date. Substantial doubt exists if it is probable that the entity will be unable to meet its obligations within one year after the issuance date. The new standard defines substantial doubt and provides example indicators. Disclosures will be required if conditions give rise to substantial doubt. However, management will need to assess if its plans will alleviate substantial doubt to determine the specific disclosures. This standard is effective for public entities for annual periods ending after December 15, 2016. Earlier application of this standard is permitted. This standard is not expected to have a material effect on our financial position, results of operations and cash flows.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and will supersede most current revenue recognition guidance. The standard is effective for public entities for annual and interim periods beginning after December 15, 2016. Early adoption is not permitted. The guidance permits two implementation approaches, one requiring application of the standard retrospectively to each prior period presented or a simplified retrospective method with the cumulative effect of initially applying the standard recognized in retained earnings with footnote disclosure of the effects on each financial statement line item. The effect of this standard on our financial position, results of operations and cash flows is not yet known.